CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Capitalized Computer Software, Net [Roll Forward]
Balance at the beginning of the year	$ 19,704	$ 17,494
Capitalization	6,094	5,392
Amortization	(4,926)	(4,500)	(3,758)
Functional currency translation adjustments	(2,192)	1,318
Balance at the year end	$ 18,680	$ 19,704	$ 17,494